John Hancock

                                    Dividend
                                      PERFORMERS
                                     FUND


ANNUAL
REPORT


2.28.03



                        Sign up for electronic delivery at
                        www.jhancock.com/funds/edelivery




                              [LOGO] John Hancock

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

After a robust start to 2003, the stock market quickly gave in to the continuing pressures that plagued it throughout 2002. The threat of war with Iraq increased and became a reality in mid- March. The uncertainty surrounding these and other geopolitical issues became uppermost in investors' minds and caused the market to continue the tumble that marked 2002. In the first two months of 2003, the Dow Jones Industrial Average returned -4.98%, the Standard & Poor's 500 Index lost 4.08% and the Nasdaq Composite Index was relatively flat, at 0.15%. Bonds advanced in the same period as investors sought safety.

The market's results through February 2003 matched the trend of the last three years, in which stocks lost ground every year as the economy stalled, corporate spending and profits were lackluster and investor confidence plunged amid corporate scandals. Bonds, on the other hand, outperformed stocks for a third straight year and produced positive results in 2002, while 96% of U.S. diversified stock mutual funds lost money. These results only confirm the importance of having a portfolio well diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years - one of the longest declines in modern history - no one can predict when the bear market cycle will turn. Currently, uncertainties abound, with ongoing concerns about the economy and the risks of war.

 While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.


Sincerely,


/s/Maureen R. Ford
------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

Over the last twelve months

[ ] Widespread nervousness continued to plague the stock market, which again produced negative results.

[ ] The Fund's relative underperformance was due to its heavier emphasis on large-capitalization stocks.

[ ] We began to see some compelling values that meet our strict investment standards.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Dividend Performers Fund." Under the heading is a note that reads "Fund performance for the year ended February 28, 2003." The chart is scaled in increments of 10% with -30% at the bottom and 0% at the top. The first bar represents the -25.00% total return for Class A. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 holdings

3.7%     Standard & Poor's Depositary Receipts, Trust Series 1
3.1%     General Electric
3.0%     AFLAC
2.9%     Microsoft
2.8%     Pfizer
2.7%     American International Group
2.6%     Citigroup
2.6%     ExxonMobil
2.5%     Altria Group
2.5%     Cisco Systems

As a percentage of net assets on February 28, 2003.


YOUR FUND
AT A GLANCE

The Fund seeks long-term growth of capital with income as a secondary objective by investing primarily in "dividend performers" - dividend-paying companies that have typically increased their dividend payments over time or that the managers believe have the potential to increase their dividend payments.

BY JOHN F. SNYDER, III, AND PETER SCHOFIELD, CFA, PORTFOLIO MANAGERS

John Hancock Dividend Performers Fund

---------
MANAGERS'
REPORT
---------

Widespread nervousness continued to plague the stock market during the 12 months ended February 28, 2003. Optimism about the economic turnaround faded when economic reports painted a picture of a more anemic recovery. Accounting scandals continued to unnerve investors as the focus shifted from corporations such as Enron and WorldCom early in the year to Wall Street firms such as Citigroup and CS First Boston later. Finally, the looming prospect of war with Iraq further fueled investors' fears. The net result was another year of negative returns. For the year ended February 28, 2003, the broad Standard & Poor's 500 Index fell 22.67%.

PERFORMANCE REVIEW

For the same period, John Hancock Dividend Performers Fund returned -25.00% at net asset value. By comparison, the average large-cap core fund returned -23.80%, according to Lipper, Inc. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

"Widespread nervousness continued to plague the stock market..."

LARGE CAPITALIZATION AND TECHNOLOGY STOCKS SUFFER

The Fund's relative underperformance can be explained by its heavier emphasis on large-capitalization stocks. Many of our large-cap names were spared during the market's decline in 2001. As the end of a market downturn approaches, however, there's often indiscriminate selling. That's what happened this year as many large-cap names fell during what was believed to be the last stages of the market's capitulation. What's more, in the wake of

--------------------------------------------------------------------------------
[Photos' of John Snyder and Pete Schofield flush right next to first paragraph.]
--------------------------------------------------------------------------------

corporate scandals, many large-cap companies with complex balance sheets suffered as investors began to question their accounting practices. Because the Fund tends to hold more large-cap names than its peers, its performance was slightly below average. General Electric and American International Group (AIG) were among the large-cap names that disappointed us most.

Technology stocks also detracted from performance. With the continued weak economy, many corporations have drastically reduced their capital expenditures on technology. Semicon- ductor maker Texas Instruments, which we sold, started to see shortfalls in the third quarter of last year as their customers began to curtail spending.

UTILITIES AND BASIC MATERIALS OUTPERFORM

Despite the broadly negative results, we had good performances from our utility and basic materials stocks. In the utility sector, stock selection helped us minimize the Fund's downside risk, including avoiding utilities with credit problems such as El Paso and Williams. Our position in Questar also boosted performance. This integrated utility climbed more than 28% during the year, thanks to double-digit growth in its non-regulated businesses.

"Despite the broadly negative results, we had good performances from our utility and basic materials stocks."

Our overweight position in basic materials also contributed to performance. In particular, Praxair - which is a relatively new holding in the portfolio - performed strongly. This industrial gas company has not only benefited from improving pricing power and increasing revenues, but is also well insulated from the rising energy prices that have hurt its peers.

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Computers 12%, the second is Medical 11%, the third Insurance 10%, the fourth Finance 8% and the fifth Oil & gas 7%.]
--------------------------------------------------------------------------------

NEW OPPORTUNITIES

Given the stock market's prolonged downturn, we've begun to see some compelling values that meet our strict investment standards. The decline has allowed us to add several new stocks to the portfolio that we've long admired, but haven't bought because of their high valuations.

Coca-Cola is a perfect example. The stock's valuation has just recently come down to a level where we feel comfortable buying it. What's more, under new management, this world-class company has improved its relationship with its bottlers, successfully expanded into water and other non-carbonated beverages and continued to produce volume growth worldwide in an

--------------------------------------------------------------------------------
[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-03." The chart is divided into two sections (from top to left): Common stocks 91% and Short-term investments & other 9%.]
--------------------------------------------------------------------------------

extremely challenging environment. Unilever is another new holding. After struggling for the last few years, this consumer products powerhouse has improved volume growth by rationalizing its product offerings and focusing on its leading brands.

A LOOK AHEAD

With pervasive worries still overhanging the market, there are plenty of challenges ahead for stocks. First and foremost are concerns about the war with Iraq, which began shortly after the period ended. Second, investors are still nervous about the

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is AIG followed by a down arrow with the phrase "Worries about complex accounting." The second listing is Texas Instruments followed by a down arrow with the phrase "Cuts in corporate capital spending." The third listing is Praxair followed by an up arrow with the phrase "Improving pricing power and revenues."]
--------------------------------------------------------------------------------

anemic economic recovery. Over the last few years, the refinancing boom has put the money in consumers' pockets to purchase automobiles and houses. That spending has propped up the lackluster economy. With much of the refinancing opportunities behind us, many are wondering whether consumers can maintain the same level of spending, especially in the face of rising energy prices.

The good news is that interest rates are at 40-year lows and inflation remains in check, which creates a positive backdrop for stocks. In addition, President Bush's proposed tax relief plan should provide some level of economic stimulus. What's more, if the proposed elimination of the dividend tax passes, that should be a boon to our "dividend performers" stocks - those companies that have consistently raised their dividends over time or have the potential to.

In this difficult environment, it will be critical to own high-quality companies with strong balance sheets, steady earnings growth and the ability to leverage the gradual upturn in the economy.

"In this difficult environment, it will be critical to own high-quality companies..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

-----------
A LOOK AT
PERFORMANCE
-----------

For the period ended February 28, 2003

The index used for comparison is the Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index.

                                               Fund             Index

Inception date                                3-30-95             -

--------------------------------------------------------------------------------
Average annual returns
--------------------------------------------------------------------------------

One year                                      -25.00%           -22.67%

Three years                                   -10.43%           -13.71%

Five years                                     -4.17%            -2.98%

Since inception                                 6.37%             8.55%

--------------------------------------------------------------------------------
Cumulative total returns
--------------------------------------------------------------------------------

One year                                      -25.00%           -22.67%

Three years                                   -28.14%           -35.76%

Five years                                    -19.19%           -14.04%

Since inception                                63.09%            91.47%


Performance figures assume all distributions are reinvested. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

This chart shows what happened to a hypothetical $10,000 investment in the Fund for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the Index and is equal to $19,147 as of February 28, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Dividend Performers Fund, and is equal to $16,309 as of February 28, 2003.
--------------------------------------------------------------------------------

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund, as of February 28, 2003.

FINANCIAL STATEMENTS

-----------
FUND'S
INVESTMENTS
-----------

Securities owned by the Fund on February 28, 2003

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.




SHARES                                                   ISSUER                                                  VALUE

----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  91.35%                                                                                       $3,070,037
----------------------------------------------------------------------------------------------------------------------

(Cost $3,176,372)

Advertising 1.66% 55,629
1,050                                                    Omnicom Group, Inc.                                    55,629

Banks - United States 2.79%                                                                                     93,638
900                                                      Bank of America Corp.                                  62,316
850                                                      State Street Corp.                                     31,322

Beverages 2.06%                                                                                                 69,150
1,100                                                    Coca-Cola Co. (The)                                    44,242
650                                                      PepsiCo, Inc.                                          24,908

Building 0.98%                                                                                                  33,084
1,800                                                    Masco Corp.                                            33,084

Business Services - Misc. 1.51%                                                                                 50,712
1,250                                                    Block, H & R, Inc.                                     50,712

Chemicals 3.11%                                                                                                104,654
600                                                      Air Products & Chemicals, Inc.                         23,256
900                                                      PPG Industries, Inc.                                   41,760
750                                                      Praxair, Inc.                                          39,638

Computers 12.07%                                                                                               405,678
6,080                                                    Cisco Systems, Inc.*                                   84,998
1,900                                                    Dell Computer Corp.*                                   51,224
1,000                                                    First Data Corp.                                       34,650
4,000                                                    Hewlett-Packard Co.                                    63,400
400                                                      International Business Machines Corp.                  31,180


See notes to
financial statements.

8




SHARES                                                   ISSUER                                                  VALUE

Computers (continued)                                                                                         $405,678
4,100                                                    Microsoft Corp.                                        97,170
3,600                                                    Oracle Corp.*                                          43,056

Cosmetics & Personal Care 4.22%                                                                                141,851
1,500                                                    Avon Products, Inc.                                    78,000
780                                                      Procter & Gamble Co. (The)                             63,851

Diversified Operations 2.72%                                                                                    91,499
450                                                      3M Co.                                                 56,417
450                                                      Johnson Controls, Inc.                                 35,082

Electronics 3.11%                                                                                              104,617
4,350                                                    General Electric Co.                                  104,617

Finance 7.81%                                                                                                  262,482
500                                                      Capital One Financial Corp.                            15,485
2,666                                                    Citigroup, Inc.                                        88,884
950                                                      Morgan Stanley Dean Witter & Co.                       35,008
1,450                                                    SPDR Trust, Series 1                                  123,105

Food 2.55%                                                                                                      85,847
1,655                                                    Kraft Foods, Inc. (Class A)                            49,005
650                                                      Unilever NV, American Depositary
                                                          Receipts (ADR) (Netherlands)                          36,842

Insurance 9.85%                                                                                                330,934
3,250                                                    AFLAC, Inc.                                           101,562
1,820                                                    American International Group, Inc.                     89,708
1,000                                                    Hartford Financial Services Group, Inc. (The)          36,130
900                                                      Marsh & McLennan Cos., Inc.                            36,630
4,275                                                    Travelers Property Casualty Corp. (Class A)            66,904

Manufacturing 1.26%                                                                                             42,263
650                                                      Danaher Corp.                                          42,263

Media 1.88%                                                                                                     63,121
1,700                                                    Viacom, Inc. (Class B)*                                63,121

Medical 10.67%                                                                                                 358,590
1,700                                                    Abbott Laboratories                                    60,554
700                                                      Amgen, Inc.*                                           38,248
1,000                                                    Cardinal Health, Inc.                                  57,290
1,300                                                    Johnson & Johnson                                      68,185
870                                                      Medtronic, Inc.                                        38,889
3,200                                                    Pfizer, Inc.                                           95,424

Mortgage Banking 2.64%                                                                                          88,590
700                                                      Fannie Mae                                             44,870
800                                                      Freddie Mac                                            43,720

Office 2.08%                                                                                                    69,902
650                                                      Avery Dennison Corp.                                   37,310
1,050                                                    Pitney Bowes, Inc.                                     32,592

Oil & Gas 6.52%                                                                                                219,073
1,600                                                    Anadarko Petroleum Corp.                               73,728
1,500                                                    BP Plc (ADR) (United Kingdom)                          57,165
2,592                                                    ExxonMobil Corp.                                       88,180


                                                                                                 See notes to
                                                                                                 financial statements.

                                                                                                                     9




SHARES                                                   ISSUER                                                  VALUE


Retail 4.30%                                                                                                  $144,621
1,300                                                    Lowe's Cos., Inc.                                      51,090
1,000                                                    Target Corp.                                           28,650
1,350                                                    Wal-Mart Stores, Inc.                                  64,881

Telecommunications 2.91%                                                                                        97,700
2,000                                                    Nokia Corp. (ADR) (Finland)                            26,460
1,430                                                    SBC Communications, Inc.                               29,744
1,200                                                    Verizon Communications, Inc.                           41,496

Tobacco 2.53%                                                                                                   85,030
2,200                                                    Altria Group, Inc.                                     85,030

Utilities 2.12%                                                                                                 71,372
600                                                      Dominion Resources, Inc.                               32,340
1,400                                                    Questar Corp.                                          39,032

                                                            INTEREST           PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                          RATE             (000s OMITTED)                      VALUE

----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 9.11%                                                                                  $306,000
----------------------------------------------------------------------------------------------------------------------

(Cost $306,000)

Joint Repurchase Agreement 9.11%
Investment in a joint repurchase agreement transaction with
 State Street Bank & Trust Co. - Dated 02-28-03 due
 03-03-03 (Secured by U.S. Treasury Bonds 7.250%
 due 05-15-16 and 7.125% due 02-15-23, U.S. Treasury Note
 1.500% due 02-28-05, U.S. Treasury Inflation Indexed Bond
 3.875% due 04-15-29, U.S. Treasury Inflation Indexed Notes
 3.375% due 01-15-07 and 4.250% due 01-15-10)                 1.31%                $306                        306,000

----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.46%                                                                                   $3,376,037
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.46%)                                                                     ($15,476)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                                                    $3,360,561
----------------------------------------------------------------------------------------------------------------------

* Non-income-producing security.

  Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

10



FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

February 28, 2003

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes as well as the net asset value per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $3,482,372)                               $3,376,037
Cash                                                                        190
Dividends and interest receivable                                         5,169
Receivable from affiliates                                                4,890
Other assets                                                              1,890
Total assets                                                          3,388,176

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Other payables and accrued expenses                                      27,615
Total liabilities                                                        27,615

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                       4,084,284
Accumulated net realized loss on investments                           (622,207)
Net unrealized depreciation of investments                             (106,335)
Accumulated net investment income                                         4,819
Net assets                                                           $3,360,561

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on 573,859 shares outstanding                                        $5.86



                                                           See notes to
                                                           financial statements.

                                                                              11


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the year ended
February 28, 2003

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $322)                     $58,712
Interest                                                                   3,960

Total investment income                                                   62,672

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                                 23,270
Auditing fee                                                              16,025
Custodian fee                                                             14,271
Registration and filing fee                                               11,998
Printing                                                                   8,568
Transfer agent fee                                                         7,413
Accounting and legal services fee                                          1,126
Trustees' fee                                                                203
Miscellaneous                                                                121
Legal fee                                                                     51

Total expenses                                                            83,046
Less expense reductions                                                  (55,897)

Net expenses                                                              27,149

Net investment income                                                     35,523

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                        (488,252)
Change in net unrealized appreciation
 (depreciation) of investments                                          (676,822)

Net realized and unrealized loss                                      (1,165,074)

Decrease in net assets from operations                               ($1,129,551)


See notes to
financial statements.


12



FINANCIAL STATEMENTS

----------
CHANGES IN
NET ASSETS
----------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and any increase or decrease in money shareholders invested in the Fund.


                                                   YEAR                    YEAR
                                                   ENDED                  ENDED
                                                   2-28-02              2-28-03

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                               $45,380             $35,523
Net realized loss                                   (30,504)           (488,252)
Change in net unrealized
 appreciation (depreciation)                       (452,843)           (676,822)

Decrease in net assets resulting
 from operations                                   (437,967)          (1,129,551)

Distributions to shareholders
From net investment income                          (50,241)             (36,853)
From net realized gain                           (1,164,106)                   -
                                                 (1,214,347)             (36,853)
From Fund share transactions                        326,641             (349,669)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               6,202,307            4,876,634

End of period1                                   $4,876,634           $3,360,561



1 Includes accumulated net investment income of $6,135 and $4,819, respectively.



                                                           See notes to
                                                           financial statements.

                                                                              13





COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.




PERIOD ENDED                                    2-28-99      2-29-00     2-28-01      2-28-02      2-28-03

----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                             $14.92       $14.46      $13.51       $11.14        $7.89
Net investment income 1                            0.15         0.11        0.10         0.08         0.06
Net realized and unrealized
 gain (loss) on investments                        1.04         0.60        0.45        (0.77)       (2.03)
Total from
 investment operations                             1.19         0.71        0.55        (0.69)       (1.97)
Less distributions
From net investment income                        (0.15)       (0.11)      (0.11)       (0.10)       (0.06)
From net realized gain                            (1.50)       (1.55)      (2.81)       (2.46)           -
                                                  (1.65)       (1.66)      (2.92)       (2.56)       (0.06)

Net asset value,
 end of period                                   $14.46       $13.51      $11.14        $7.89        $5.86
Total return 2,3 (%)                               7.97         4.17        2.94        (6.93)      (25.00)

----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                                      $18          $15          $6           $5           $3
Ratio of expenses
 to average net assets (%)                         0.70         0.70        0.70         0.70         0.70
Ratio of adjusted expenses
 to average net assets 4%                          0.95         1.05        1.08         1.91         2.14
Ratio of net investment income
 to average net assets (%)                         0.95         0.71        0.73         0.84         0.92
Portfolio turnover (%)                               64           46          58           51           53

1 Based on the average of the shares outstanding.
2 Assumes dividend reinvestment.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Does not take into consideration expense reductions during the periods shown.


See notes to
financial statements.

14


----------
NOTES TO
STATEMENTS
----------

NOTE A
Accounting policies

John Hancock Dividend Performers Fund (the "Fund") is a separate portfolio of
John Hancock Institutional Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term growth of capital.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.
Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses
The majority of the expenses are directly  identifiable  to an individual  fund.
Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.


                                                                              15


Bank borrowings
The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended February 28, 2003.

Securities lending
The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on February 28, 2003.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.
Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $549,979 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires
February 28, 2011. Net capital losses of $69,324 that are attributable to security transactions incurred after October 31, 2002, are treated as arising on March 1, 2003, the first day of the Fund's next taxable year.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended February 28, 2003, the tax character of distributions paid was as follows: ordinary income
$36,853. As of February 28, 2003, the components of distributable earnings on a tax basis included $5,960 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.


16



NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first
$500,000,000 of the Fund's average daily net asset value, and (b) 0.55% of the Fund's average daily net asset value in excess of $500,000,000.

The Adviser has agreed to limit the Fund's expenses to 0.70% of the Fund's average daily net assets, at least until June 30, 2003. Accordingly, the expense reduction amounted to $55,897 for the year ended February 28, 2003. The
Adviser reserves the right to terminate this limitation in the future.

The Fund has a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended February 28, 2003, all sales of shares of beneficial interest were sold at net asset value. The
Fund pays all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Funds that have not been herein specifically allocated to the Trust.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo.").
The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average daily net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated
Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen- sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred
Compensation Plan investments had no impact on the operations of the Fund.


                                                                              17



NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                      YEAR ENDED 2-28-02            YEAR ENDED 2-28-03
                                     SHARES        AMOUNT          SHARES         AMOUNT

Shares sold                          85,696      $902,545          77,742       $508,461
Distributions reinvested            148,181     1,214,347           5,598         36,853
Shares repurchased                 (172,441)   (1,790,251)       (127,521)      (894,983)
Net increase (decrease)              61,436      $326,641         (44,181)     ($349,669)


NOTE D
Investment transactions

Purchases  and  proceeds  from  sales  of  securities,   other  than  short-term
securities  and  obligations  of the U.S.  government,  during  the  year  ended
February 28, 2003, aggregated $1,929,697 and $2,378,287, respectively.

The cost of  investments  owned  on  February  28,  2003,  including  short-term investments,  for federal income tax purposes was $3,485,276.  Gross  unrealized appreciation and depreciation of investments  aggregated  $261,975 and $371,214,
respectively,   resulting  in  net  unrealized  depreciation  of  $109,239.  The difference  between  book  basis and tax basis net  unrealized  depreciation  of investments  is  attributable  primarily  to the tax  deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During  the year ended  February  28,  2003,  the Fund  reclassified  amounts to reflect a decrease in  accumulated  net realized loss on  investments of $39, an increase in accumulated  net investment  income of $14 and a decrease in capital paid-in of $53. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary  differences,  as of February 28, 2003.
Additional  adjustments  may be needed in subsequent  reporting  periods.  These reclassifications,  which have no impact on the net asset value of the Fund, are primarily  attributable to treatment of deferred compensation in the computation of  distributable  income and  capital  gains  under  federal  tax rules  versus accounting  principles  generally  accepted in the United  States of America and
book  and  tax  differences  in  accounting  for  deferred   compensation.   The
calculation  of net  investment  income  per share in the  financial  highlights excludes these adjustments.


18


---------
AUDITORS'
REPORT
---------

Report of Deloitte & Touche LLP, Independent Auditors

To The Board of Trustees and Shareholders of
John Hancock Dividend Performers Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Dividend Performers Fund (the
"Fund") as of February 28, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended
February 28, 2003 and 2002, and the financial highlights for each of the years in the five-year period ended February 28, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned at February 28, 2003, by correspondence  with the custodian and broker;  where  replies were not  received,  we performed  alternative  auditing procedures.  An audit also includes assessing the accounting principles used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 4, 2003


                                                                              19


-----------
TAX
INFORMATION
-----------

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2003, 100% of the dividends qualify for the corporate dividends-received deduction.

Shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in
January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.





20



----------
TRUSTEES
& OFFICERS
----------

This chart provides information about the Trustees and Officers who oversee your John Hancock Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

                                                                                           NUMBER OF
NAME, AGE                                                     TRUSTEE                   JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                             OF FUND                 FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                             SINCE 1                     BY TRUSTEE

----------------------------------------------------------------------------------------------------
James F. Carlin, Born: 1940                                    1995                               30
----------------------------------------------------------------------------------------------------
Director/Treasurer,   Alpha  Analytical   Laboratories
(analytical laboratory);  Part Owner and Treasurer, Lawrence
Carlin Insurance  Agency,  Inc. (since 1995); Part Owner and
Vice President,  Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996);  Director/Treasurer,  Rizzo Associates  (until
2000);   Chairman  and  CEO,   Carlin   Consolidated,   Inc.
(management/investments)   (since  1987);  Director/Partner,
Proctor   Carlin  &  Co.,  Inc.   (until   1999);   Trustee,
Massachusetts  Health and  Education Tax Exempt Trust (since
1993);  Director  of the  following:  Uno  Restaurant  Corp.
(until  2001),  Arbella  Mutual  (insurance)  (until  2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc.  (until 1999),  Carlin  Insurance  Agency,  Inc. (until
1999),  Chairman,  Massachusetts  Board of Higher  Education
(until 1999).

--------------------------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                              1995                             30
--------------------------------------------------------------------------------------------------
Former  Chancellor,  University  of Texas  System and former
President  of  the  University  of  Texas,  Austin,   Texas;
Chairman and CEO, IBT Technologies (until 2001); Director of the following: The University of Texas Investment Management
Company   (until   2000),   Hire.com   (since   2000),   STC
Broadcasting,  Inc.  and  Sunrise  Television  Corp.  (until
2001), Symtx, Inc. (since 2001),  Adorno/ Rogers Technology,
Inc. (since 2001),  Pinnacle Foods Corporation (since 2001),
rateGenius  (since 2001),  LaQuinta Motor Inns,  Inc. (hotel
management    company)    (until   1998),    Jefferson-Pilot
Corporation  (diversified  life  insurance  company)  (since
1985),  New  Century  Equity  Holdings   (formerly   Billing
Concepts) (until 2001), eCertain (until 2001),  ClassMap.com
(until 2001),  Agile Ventures  (until 2001),  LBJ Foundation
(until 2000),  Golfsmith  International,  Inc. (until 2000),
Metamor - Worldwide (until 2000);  AskRed.com  (until 2001),
Southwest  Airlines  (since 2000) and Introgen (since 2000);
Advisory  Director,  Q Investments  (since  2000);  Advisory
Director, Chase Bank (formerly Texas Commerce Bank - Austin)
(since  1988),  LIN  Television   (since  2002)  and  WilTel
Communications (since 2002).


                                                                              21


--------------------------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                                     1998                             30
--------------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  R.M.  Bradley & Co.,
Inc.;  Director,  The New England Council and  Massachusetts
Roundtable;  Trustee, North Shore Medical Center;  Director,
BJ's  Wholesale  Club,  Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College.

--------------------------------------------------------------------------------------------------
Charles L. Ladner2, Born: 1938                                 1995                             30
--------------------------------------------------------------------------------------------------
Chairman and Trustee,  Dunwoody  Village,  Inc.  (retirement
services);   Senior  Vice  President  and  Chief   Financial
Officer,  UGI Corporation  (Public Utility Holding  Company)
(retired  1998);  Vice  President and Director for AmeriGas,
Inc.  (retired 1998);  Director of AmeriGas  Partners,  L.P.
(until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since
2001).

--------------------------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                                  1995                             30
--------------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  Mast Holdings,  Inc.
(since 2000);  Director and President,  Mast Holdings,  Inc.
(until 2000); Managing Director, JonJames, LLC (real estate)
(since 2001); Director, First Signature Bank & Trust Company
(until  1991);  Director,  Mast Realty Trust  (until  1994);
President, Maxwell Building Corp. (until 1991).

--------------------------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                                    1995                             30
--------------------------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps; Deputy Chief
of Staff for  Manpower  and  Reserve  Affairs,  Headquarters
Marine Corps;  Commanding  General III Marine  Expeditionary
Force/3rd Marine Division (retired 1991).

--------------------------------------------------------------------------------------------------
John P. Toolan2, Born: 1930                                    1995                             30
--------------------------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The Smith Barney
Tax-Free  Money  Funds,  Inc.,  Vantage  Money  Market Funds
(mutual   funds),   The   Inefficient-Market    Fund,   Inc.
(closed-end  investment  company)  and  Smith  Barney  Trust
Company of Florida;  Chairman,  Smith Barney  Trust  Company
(retired  1991);   Director,   Smith  Barney,  Inc.,  Mutual
Management   Company  and  Smith   Barney   Advisers,   Inc.
(investment  advisers) (retired 1991); Senior Executive Vice
President,  Director and member of the Executive  Committee,
Smith Barney, Harris Upham & Co.,  Incorporated  (investment bankers) (until 1991).


INTERESTED TRUSTEES3

NAME, AGE                                                                                NUMBER OF
POSITION(S) HELD WITH FUND                                   TRUSTEE                  JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                            OF FUND                FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                            SINCE 1                    BY TRUSTEE

--------------------------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                                   2001                             61
--------------------------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer,  John
Hancock Financial Services,  Inc.; Director,  Executive Vice
President and Chief  Investment  Officer,  John Hancock Life
Insurance  Company;  Chairman of the Committee of Finance of
John Hancock Life Insurance Company;  Director, John Hancock
Subsidiaries,  LLC  ("Subsidiaries,  LLC"),  Hancock Natural
Resource Group,  Independence  Investment LLC,  Independence
Fixed Income LLC, John Hancock Advisers, LLC (the "Adviser")
and  The  Berkeley   Financial  Group,  LLC  ("The  Berkeley
Group"),  John Hancock Funds,  LLC ("John  Hancock  Funds"),
Massachusetts  Business Development  Corporation;  Director,
John Hancock  Insurance  Agency,  Inc.  ("Insurance  Agency,
Inc.") (until 1999).


22



NAME, AGE                                                                                NUMBER OF
POSITION(S) HELD WITH FUND                                   TRUSTEE                  JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                            OF FUND                FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                            SINCE 1                    BY TRUSTEE

--------------------------------------------------------------------------------------------------
Maureen R. Ford, Born: 1955                                    2000                             61
--------------------------------------------------------------------------------------------------

Trustee,  Chairman,  President and Chief  Executive  Officer
Executive Vice President,  John Hancock Financial  Services,
Inc.,  John  Hancock  Life  Insurance   Company;   Chairman,
Director, President and Chief Executive Officer, the Adviser
and The Berkeley Group;  Chairman,  Director,  President and
Chief  Executive  Officer,  John  Hancock  Funds;  Chairman,
Director  and  Chief  Executive  Officer,   Sovereign  Asset
Management Corporation ("SAMCorp.");  Director, Independence
Investment LLC, Subsidiaries, LLC, Independence Fixed Income
LLC  and   Signature   Services;   Senior  Vice   President,
MassMutual Insurance Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES


NAME, AGE
POSITION(S) HELD WITH FUND                                                                 OFFICER
PRINCIPAL OCCUPATION(S) AND OTHER                                                          OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                            SINCE

--------------------------------------------------------------------------------------------------
William L. Braman, Born: 1953                                                                 2000
--------------------------------------------------------------------------------------------------
Executive  Vice  President  and  Chief  Investment   Officer
Executive Vice President and Chief Investment  Officer,  the
Adviser  and  each  of the  John  Hancock  funds;  Director,
SAMCorp.,  Executive  Vice  President  and Chief  Investment
Officer, Baring Asset Management, London U.K. (until 2000).

--------------------------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                                  2000
--------------------------------------------------------------------------------------------------
Senior Vice  President and Chief  Financial  Officer  Senior
Vice President,  Chief Financial Officer and Treasurer,  the
Adviser,  John Hancock Funds, and The Berkeley Group; Second
Vice President and Senior  Associate  Controller,  Corporate
Tax Department, John Hancock Financial Services, Inc. (until
2001).

--------------------------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                                                 1995
--------------------------------------------------------------------------------------------------
Vice  President and  Compliance  Officer Vice  President and
Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

--------------------------------------------------------------------------------------------------
William H. King, Born: 1952                                                                   1995
--------------------------------------------------------------------------------------------------
Vice  President and Treasurer  Vice  President and Assistant
Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock  funds;  Assistant  Treasurer of each of the John Hancock funds (until 2001).

--------------------------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                                   1995
--------------------------------------------------------------------------------------------------
Senior Vice  President,  Secretary  and Chief Legal  Officer
Senior Vice  President,  Secretary and Chief Legal  Officer,
SAMCorp.,  the Adviser and each of the John  Hancock  funds,
John Hancock Funds and The Berkeley  Group;  Vice President,
Signature  Services  (until  2000),  Director,  Senior  Vice
President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

----------
OUR FAMILY
OF FUNDS
----------

--------------------------------------------------------------------------------
Equity                                      Balanced Fund
                                            Classic Value Fund
                                            Core Equity Fund
                                            Focused Equity Fund
                                            Growth Trends Fund
                                            Large Cap Equity Fund
                                            Large Cap Growth Fund
                                            Large Cap Spectrum Fund
                                            Mid Cap Growth Fund
                                            Multi Cap Growth Fund
                                            Small Cap Equity Fund
                                            Small Cap Growth Fund
                                            Sovereign Investors Fund
                                            U.S. Global Leaders Growth Fund

--------------------------------------------------------------------------------
Sector                                      Biotechnology Fund
                                            Financial Industries Fund
                                            Health Sciences Fund
                                            Real Estate Fund
                                            Regional Bank Fund
                                            Technology Fund

--------------------------------------------------------------------------------
Income                                      Bond Fund
                                            Government Income Fund
                                            High Income Fund
                                            High Yield Bond Fund
                                            Investment Grade Bond Fund
                                            Strategic Income Fund

--------------------------------------------------------------------------------
International                               International Fund
                                            Pacific Basin Equities Fund

--------------------------------------------------------------------------------
Tax-Free Income                             California Tax-Free Income Fund
                                            High Yield Municipal Bond Fund
                                            Massachusetts Tax-Free Income Fund
                                            New York Tax-Free Income Fund
                                            Tax-Free Bond Fund

--------------------------------------------------------------------------------
Money Market                                Money Market Fund
                                            U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN                                                          -----------
The Bank of New York                                               FOR YOUR
One Wall Street                                                    INFORMATION
New York, New York 10286                                           -----------

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, Massachusetts 02217-1001

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


--------------------------------------------------------------------------------
                                                                      HOW TO
                                                                      CONTACT US


On the Internet                       www.jhfunds.com

By regular mail                       John Hancock Signature Services, Inc.
                                      1 John Hancock Way, Suite 1001
                                      Boston, MA 02217-1001

By express mail                       John Hancock Signature Services, Inc.
                                      Attn:  Mutual Fund Image Operations
                                      529 Main Street
                                      Charlestown, MA 02129

Customer service representatives      1-888-972-8696

24-hour automated information         1-800-597-1897

TDD line                              1-800-554-6713
--------------------------------------------------------------------------------

[LOGO] John Hancock

1-800-972-8696
1-800-554-6713 (TDD)
1-800-597-1897 EASI-Line

www.jhfunds.com



----------------------------------
Now available: electronic delivery
www.jhancock.com/funds/edelivery
----------------------------------



                                                                     4420A  2/03
                                                                            4/03


This report is for the information of the shareholders of the John Hancock Dividend Performers Fund.

                                  John Hancock

                                  Focused
                                    Small Cap
                                  GROWTH FUND

------
ANNUAL
REPORT
------

2.28.03



                        Sign up for electronic delivery at
                        www.jhancock.com/funds/edelivery



                              [LOGO] John Hancock

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

After a robust start to 2003, the stock market quickly gave in to the continuing pressures that plagued it throughout 2002. The threat of war with Iraq increased and became a reality in mid- March. The uncertainty surrounding these and other geopolitical issues became uppermost in investors' minds and caused the market to continue the tumble that marked 2002. In the first two months of 2003, the Dow Jones Industrial Average returned -4.98%, the Standard & Poor's 500 Index lost 4.08% and the Nasdaq Composite Index was relatively flat, at 0.15%. Bonds advanced in the same period as investors sought safety.

The market's results through February 2003 matched the trend of the last three years, in which stocks lost ground every year as the economy stalled, corporate spending and profits were lackluster and investor confidence plunged amid corporate scandals. Bonds, on the other hand, outperformed stocks for a third straight year and produced positive results in 2002, while 96% of U.S. diversified stock mutual funds lost money. These results only confirm the importance of having a portfolio well diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years - one of the longest declines in modern history - no one can predict when the bear market cycle will turn. Currently, uncertainties abound, with ongoing concerns about the economy and the risks of war.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/s/Maureen R. Ford
------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks long-term growth of capital primarily through investments in U.S. small- capitalization companies (in the capitalization range of the Russell 2000 Growth Index). The Fund typically concentrates its investments in 50 to 70 companies.

Over the last twelve months

[ ] The stock market declined broadly in an environment of economic stagnation, geopolitical fears and corporate misdeeds.

[ ] The Fund's focus on poor-performing semiconductor stocks, and its underweight in prosperous small banks, hurt relative performance.

[ ] Consumer-related stocks continued to produce good results and were the Fund's best contributors.


--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Focused Small Cap Growth Fund." Under the heading is a note that reads "Fund performance for the year ended February 28, 2003." The chart is scaled in increments of 10% with -40% at the bottom and 0% at the top. The first bar represents the -30.12% total return for Class A. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 holdings

2.5%     Macromedia, Inc.
2.5%     Kroll Inc.
2.4%     The Corporate Executive Board Co.
2.2%     BorgWarner, Inc.
2.2%     Semtech Corp.
2.1%     Borland Software Corp.
2.1%     W-H Energy Services, Inc.
2.1%     Horizon Organic Holding Corp.
1.9%     Cascade Bancorp.
1.9%     Mid Atlantic Medical Services, Inc.

As a percentage of net assets on February 28, 2003.

BY BERNICE S. BEHAR, CFA, AND ANURAG PANDIT, CFA, PORTFOLIO MANAGERS


John Hancock Focused Small Cap Growth Fund

---------
MANAGERS'
REPORT
---------

Over the 12 months ended February 28, 2003, the stock market became an increasingly difficult place to be, as stocks across the board fell victim to a combination of factors that produced a third year of negative results for the major indexes. These included an economic recovery that failed to materialize, crimping corporate profits; a flood of corporate wrongdoing that sorely dented investors' confidence in corporate America; and rising geopolitical tensions, particularly in early 2003 as fears of terrorism and war with Iraq grew. Despite a brief rally in growth stocks in October and November 2002, the broad market, as measured by the Standard & Poor's 500 Index, lost 22.67% for the year ended February 28, 2003.

In this environment, stocks of all sizes came under pressure, although less-expensive value stocks continued their three-year trend of trumping growth stocks. But the performance gap narrowed, and they, too, lost ground. The Fund's benchmark Russell 2000 Growth Index returned -26.79% for the year ended February 28, 2003, while the Russell 2000 Value Index returned -18.40%.

"...the stock market became an increasingly difficult place to be..."


FUND PERFORMANCE

For the 12 months ended February 28, 2003, John Hancock Focused Small Cap Growth Fund posted a total return of -30.12% at net asset value, compared with the -26.65% return of the average small-cap growth fund, according to Lipper, Inc. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

--------------------------------------------------------------------------------
[Photos'  of  Bernice  Behar  and  Anurag  Pandit  flush  right  next  to  first paragraph.]
--------------------------------------------------------------------------------

TECHNOLOGY STILL THE CULPRIT

Technology continued to be a sector that was hit hard by the stalled economy and almost nonexistent corporate spending. Throughout the year, we cut our stake in technology to a significant underweighting compared with our benchmark index. But in this difficult environment, having any tech stake was a drawback. The exception was a brief spurt in October and November, but that was a rally driven by a sense that the market was oversold, rather than any change in fundamentals, and the stocks that did the best were the most speculative, with the shakiest near-term fundamentals - exactly the companies we avoid.

Our relative performance was hurt by our concentration for much of the year on hardware stocks, such as electronics, semiconductors and semiconductor equipment companies. We believed these would be the first to benefit from a recovering economy that would prompt consumer spending on PCs, wireless handsets and electronics. However, these stocks became some of our biggest detractors as the economy stalled, including Brooks Automation, Rudolph Technologies and LTX. We continue to own them, however, because we believe they are solid companies with good fundamentals that stand to benefit once the economy firms up.

"We also suffered from an underweight in financial stocks..."

For much of the period we had almost no exposure to software stocks so that we wouldn't be so dependent on waiting for an improvement in corporate spending. But toward the end of the year, we moved to rectify the imbalance by buying or increasing our stake in developer software companies such as Macromedia and Borland, and enterprise software companies such as Lawson Software and Hyperion Solutions.

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 15%, the second is Computers 14%, the third Electronics 8%, the fourth Banks-United States% and the fifth Retail 8%.]
--------------------------------------------------------------------------------

FINANCIAL UNDERWEIGHT HURTS

We also suffered from an underweighting in financial stocks, particularly small regional banks and real estate investment trusts, which were some of the only groups to produce positive results in the period. Throughout the year we steadily increased our weighting, but remained underweight versus the benchmark, which hurt. We bought small banks, such as Cascade Bancorp and East-West Bancorp, as their solid earnings growth outshone the rest of the market and made them more attractive choices for growth investors.

--------------------------------------------------------------------------------
[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-03." The chart is divided into two sections (from top to left): Common stocks 93% and Short-term investments & other 7%.]
--------------------------------------------------------------------------------

CONSUMERS KEPT SPENDING

On the flip side, we benefited from maintaining an overweighting in consumer-related stocks, as consumers defied the odds and kept spending. Even though the group's strong performance wasn't sufficient to overcome the other sectors' woes, we had good stock selection and saw some strong gains in stocks related to consumers. One of our best performers was Dreyer's Grand Ice Cream, which received a takeover proposal from Nestle at a very substantial premium. Other contributors were restaurant chain P.F. Chang's China Bistro, which we sold for a good profit, and retailers Hot Topic, RARE Hospitality International, United Natural Foods and Whole Foods Market. Education stocks also did well, including Strayer Education. Toward the end of the

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is American Italian Pasta followed by an up arrow with the phrase "Executes well in slow growth environment." The second listing is Skyworks Solutions followed by a down arrow with the phrase "Despite gaining market share, wireless handset market remains lackluster." The third listing is Lifepoint Hospitals followed by a down arrow with the phrase "Hurt by negative sentiment surrounding the hospital industry."]
--------------------------------------------------------------------------------

period, we brought our overweighting down slightly in consumer discretionary and consumer staple stocks as we became concerned about the consumer's ability to keep spending. We redeployed the assets into technology software stocks.

HEALTH CARE MIXED

In general, we benefited from having our health-care focus for much of the year on service companies such as Mid Atlantic Medical Services, which has been a solid performer for the Fund for the last two years. Charles River Laboratories, which helps pharmaceutical companies develop products, and Pharmaceutical Resources also did well. However, early in the period, we were hurt by the downfall in biotechnology companies, which took its toll on Fund holdings Alkermes and Cyctyc Corp., both of which we sold. Toward the end of the period we shifted somewhat away from the service companies back to biotech out of concern that the good pricing cycle for service companies had run its course.

"...we believe corporate earnings have bottomed for the most part..."

OUTLOOK

After three consecutive down years for the stock market and considerable corporate restructuring behind us, we believe corporate earnings have bottomed for the most part, which bodes well for a more favorable market environment. Predicting when this will occur is virtually impossible, however, since both the market and the economy are subject to the external forces of war with Iraq and further increases in energy prices.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

-----------
A LOOK AT
PERFORMANCE
-----------

For the period ended
February 28, 2003

The index used for comparison is the Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index (an unmanaged index of 2,000 U.S. small-capitalization stocks) with a greater-than-average growth orientation.

It is not possible to invest directly in an index.




                                                   Fund               Index

Inception date                                     5-2-96                -

--------------------------------------------------------------------------------
Average annual returns
--------------------------------------------------------------------------------
One year                                          -30.12%           -26.79%

Three years                                       -34.71%           -27.52%

Five years                                         -7.21%            -8.91%

Since inception                                    -0.72%            -4.25%

--------------------------------------------------------------------------------
Cumulative total returns
--------------------------------------------------------------------------------
One year                                          -30.12%           -26.79%

Three years                                       -72.17%           -61.93%

Five years                                        -31.21%           -37.28%

Since inception                                    -4.82%           -25.67%


Performance figures assume all distributions are reinvested. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

---------
GROWTH OF
$10,000
---------

This chart shows what happened to a hypothetical $10,000 investment in the Fund for the period indicated. For comparison, we've shown the same investment in the Russell 2000 Growth Index.

--------------------------------------------------------------------------------

Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Focused Small Cap Growth, and is equal to $9,518 as of February 28, 2003. The second line represents the Index and is equal to $7,433 as of February 28, 2003.
--------------------------------------------------------------------------------

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class I shares as of February 28, 2003.

FINANCIAL STATEMENTS

-----------
FUND'S
INVESTMENTS
-----------

Securities owned by the Fund on February 28, 2003

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.



SHARES                                                    ISSUER                                                      VALUE

---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 93.28%                                                                                             $2,454,319
---------------------------------------------------------------------------------------------------------------------------
(Cost $2,703,162)

Advertising 1.34%                                                                                                    35,220
1,200                                                     Getty Images, Inc.*                                        35,220

Aerospace 1.29%                                                                                                      33,885
1,500                                                     DRS Technologies, Inc.*                                    33,885

Automobiles/Trucks 2.25%                                                                                             59,165
1,133                                                     BorgWarner, Inc.                                           59,165

Banks - United States 7.93%                                                                                         208,694
3,350                                                     Cascade Bancorp.                                           51,121
1,500                                                     East-West Bancorp., Inc.                                   49,875
1,500                                                     F.N.B. Corp.                                               41,701
1,250                                                     Southwest Bancorp. of Texas, Inc.*                         39,525
800                                                       Texas Regional Bancshares, Inc. (Class A)                  26,472

Broker Services 1.43%                                                                                                37,623
7,450                                                     Ameritrade Holding Corp.*                                  37,623

Business Services - Misc. 4.89%                                                                                     128,757
1,900                                                     Corporate Executive Board Co. (The)*                       63,897
3,650                                                     Kroll Inc.*                                                64,860

Chemicals 1.26%                                                                                                      33,250
1,900                                                     Airgas, Inc*                                               33,250

Computers 14.14%                                                                                                    371,896
5,600                                                     Borland Software Corp.*                                    56,504
1,500                                                     CheckFree Corp.*                                           31,500


See notes to
financial statements.

8




SHARES                                                    ISSUER                                                      VALUE

Computers (continued)
1,450                                                     Hyperion Solution Corp.*                                  $37,323
4,450                                                     Informatica Corp.*                                         28,569
2,450                                                     Internet Security Systems, Inc.*                           28,102
4,500                                                     Lawson Software, Inc.*                                     27,000
4,100                                                     Macromedia, Inc.*                                          64,944
4,000                                                     McDATA Corp. (Class A)*                                    33,200
1,700                                                     OPNET Technologies, Inc.*                                  13,311
2,650                                                     Precise Software Solutions Ltd.* (Israel)                  43,725
450                                                       Verint Systems, Inc.*                                       7,718

Electronics 8.23%                                                                                                   216,612
2,800                                                     Cree Research Inc.*+                                       47,656
5,700                                                     LTX Corp.*                                                 30,210
3,600                                                     Rudolph Technologies, Inc.*+                               49,644
3,930                                                     Semtech Corp.*                                             57,692
4,500                                                     Skyworks Solutions, Inc.*+                                 31,410

Finance 0.97%                                                                                                        25,446
600                                                       Affiliated Managers Group, Inc.*                           25,446

Food 5.72%                                                                                                          150,494
1,175                                                     American Italian Pasta Co. (Class A)*                      48,774
650                                                       Dreyer's Grand Ice Cream, Inc.                             47,320
4,000                                                     Horizon Organic Holding Corp.*                             54,400

Insurance 2.22%                                                                                                      58,451
460                                                       Hilb, Rogal and Hamilton Co.                               13,676
900                                                       StanCorp Financial Group, Inc.                             44,775

Machinery 0.92%                                                                                                      24,288
2,400                                                     Brooks Automation, Inc.*                                   24,288

Media 3.73%                                                                                                          98,153
566                                                       Entercom Communications Corp.*                             26,172
1,600                                                     Lin TV Corp. (Class A)*                                    36,224
2,900                                                     Macrovision Corp.*                                         35,757

Medical 14.80%                                                                                                      389,294
650                                                       aaiPharma, Inc.*                                           14,118
2,150                                                     Amylin Pharmaceuticals, Inc.*                              32,981
806                                                       Charles River Laboratories International, Inc.*            24,107
1,900                                                     Integra LifeSciences Holdings*                             36,841
2,200                                                     LifePoint Hospitals, Inc.*                                 46,640
400                                                       Medicis Pharmaceutical Corp. (Class A)*                    18,640
1,398                                                     Mid Atlantic Medical Services, Inc.*                       49,978
600                                                       Neurocrine Biosciences, Inc.*                              25,278
2,350                                                     NPS Pharmaceuticals, Inc.*                                 40,796
1,000                                                     Pharmaceutical Resources, Inc.*                            37,450
3,000                                                     Protein Design Labs, Inc.*                                 22,950
1,350                                                     Renal Care Group, Inc.*                                    39,515

Metal 0.40%                                                                                                          10,464
600                                                       Maverick Tube Corp.*                                       10,464

Oil & Gas 7.10%                                                                                                     186,785
3,000                                                     Denbury Resources, Inc.*                                   34,440
1,050                                                     Newfield Exploration Co.*                                  35,805


                                                                                                      See notes to
                                                                                                      financial statements.

                                                                                                                          9




SHARES                                                    ISSUER                                                      VALUE

Oil & Gas (continued)
1,000                                                     Patterson-UTI Energy, Inc.*                               $33,140
800                                                       Stone Energy Corp.*                                        27,400
3,200                                                     W-H Energy Services, Inc.*                                 56,000

Retail 7.71%                                                                                                        202,943
1,700                                                     99 Cents Only Stores*                                      37,876
1,850                                                     Hot Topic, Inc.*                                           40,885
1,800                                                     RARE Hospitality International, Inc.*                      48,294
650                                                       ScanSource, Inc.*                                          13,254
1,500                                                     United Natural Foods, Inc.*                                34,545
550                                                       Whole Foods Market, Inc.*                                  28,089

Telecommunications 2.75%                                                                                             72,412
6,150                                                     Nextel Partners, Inc. (Class A)*                           34,563
2,600                                                     Tekelec*                                                   21,996
9,550                                                     Triton PCS Holdings, Inc. (Class A)*                       15,853

Textile 1.09%                                                                                                        28,600
800                                                       Columbia Sportswear Co.*                                   28,600

Waste Disposal Service & Equip. 1.68%                                                                                44,287
1,250                                                     Stericycle, Inc.*                                          44,287

Real Estate Investment Trust 1.43%                                                                                   37,600
1,000                                                     Pan Pacific Retail Properties, Inc.                        37,600


                                                          INTEREST              PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                        RATE                 (000s OMITTED)                         VALUE

---------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS 11.56%                                                                                     $304,109
---------------------------------------------------------------------------------------------------------------------------
(Cost $304,109)

Joint Repurchase Agreement 6.65%
Investment in a joint repurchase agreement transaction
 with State Street Bank & Trust Co. - Dated 02-28-03
 due 03-03-03 (Secured by U.S. Treasury Bonds 7.250%
 due 05-15-16 and 7.125% due 02-15-23, U.S. Treasury
 Note 1.500% due 02-28-05, U.S. Treasury Inflation
 Indexed Bond 3.875% due 04-15-29, U.S. Treasury
 Inflation Indexed Notes 3.375% due 01-15-07 and
 4.250% due 01-15-10)                                     1.31%                     $175                            175,000


See notes to
financial statements.

10



ISSUER                                             SHARES               VALUE

Cash Equivalents 4.91%                                               $129,109
AIM Cash Investment Trust**                       129,109             129,109

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 104.84%                                          $2,758,428
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (4.84%)                           ($127,421)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                           $2,631,007
--------------------------------------------------------------------------------

 +  All or a portion of this security is on loan as of February 28, 2003.
 *  Non-income-producing security.
**  Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.





                                                           See notes to
                                                           financial statements.

                                                                              11



FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

February 28, 2003

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes as well as the net asset value per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $3,007,271) including $125,653
 of securities loaned                                                 $2,758,428
Cash                                                                         869
Receivable for investments sold                                           32,094
Interest receivable                                                            6
Receivable from affiliates                                                 1,729
Other assets                                                                 714

Total assets                                                           2,793,840

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                         10,760
Payable for securities on loan                                           129,109
Other payables and accrued expenses                                       22,964

Total liabilities                                                        162,833

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                        6,434,215
Accumulated net realized loss on investments                          (3,553,962)
Net unrealized depreciation of investments                              (248,843)
Accumulated net investment loss                                             (403)

Net assets                                                            $2,631,007

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on 447,984 shares outstanding                                        $5.87



See notes to
financial statements.


12


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the year ended
February 28, 2003

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $923)                      $4,332
Interest                                                                   1,895
Securities lending income                                                  1,752

Total investment income                                                    7,979

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                                 25,414
Registration and filing fee                                               26,782
Custodian fee                                                             15,291
Auditing fee                                                              12,400
Transfer agent fee                                                         8,146
Printing                                                                   6,044
Accounting and legal services fee                                            709
Miscellaneous                                                                615
Trustees' fee                                                                166
Legal fee                                                                     49

Total expenses                                                            95,616
Less expense reductions                                                  (60,468)

Net expenses                                                              35,148

Net investment loss                                                      (27,169)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                      (1,009,516)
Change in unrealized appreciation (depreciation)
 of investments                                                          (70,876)

Net realized and unrealized loss                                      (1,080,392)

Decrease in net assets from operations                               ($1,107,561)






                                                           See notes to
                                                           financial statements.


                                                                              13


FINANCIAL STATEMENTS

----------
CHANGES IN
NET ASSETS
----------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and any increase or decrease in money shareholders invested in the Fund.


                                            YEAR                         YEAR
                                            ENDED                       ENDED
                                            2-28-02                   2-28-03

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------

From operations
Net investment loss                        ($31,094)                 ($27,169)
Net realized loss                        (1,279,964)               (1,009,516)
Change in net unrealized
 appreciation (depreciation)                196,626                   (70,876)

Decrease in net assets resulting
 from operations                         (1,114,432)               (1,107,561)

From Fund share transactions               (120,109)                 (485,297)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                       5,458,406                 4,223,865

End of period1                           $4,223,865                $2,631,007


1 Includes accumulated net investment loss of $322 and $403, respectively.


See notes to
financial statements.

14


----------
FINANCIAL
HIGHLIGHTS
----------

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.




PERIOD ENDED                                   2-28-99       2-29-00     2-28-01      2-28-02       2-28-03

-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                            $11.74        $11.65      $24.43       $10.49         $8.40
Net investment loss1                             (0.07)        (0.09)      (0.10)       (0.06)        (0.06)
Net realized and unrealized
 gain (loss) on investments                       0.61         15.13      (11.92)       (2.03)        (2.47)
Total from investment
 operations                                       0.54         15.04      (12.02)       (2.09)        (2.53)
Less distributions
From net realized gain                           (0.63)        (2.26)      (1.92)           -             -
Net asset value,
 end of period                                  $11.65        $24.43      $10.49        $8.40         $5.87
Total return2,3 (%)                               4.67        136.18      (50.27)      (19.92)       (30.12)

-----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                                      $2            $9          $5           $4            $3
Ratio of expenses
 to average net assets (%)                        0.90          0.90        0.90         0.95          1.11
Ratio of adjusted expenses
 to average net assets4 (%)                       4.12           319        2.04         2.27          3.01
Ratio of net investment
 loss to average net assets (%)                  (0.60)        (0.57)      (0.56)       (0.65)        (0.86)
Portfolio turnover (%)                             125           238         242          143           107


1 Based on the average of the shares outstanding.
2 Assumes dividend reinvestment.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Does not take into consideration expense reductions during the periods shown.


                                                                                      See notes to
                                                                                      financial statements.

                                                                                                         15


----------
NOTES TO
STATEMENTS
----------


NOTE A
Accounting policies

John Hancock Focused Small Cap Growth Fund (the "Fund") is a separate portfolio of John Hancock Institutional Series Trust (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.
Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses
The majority of the expenses are directly  identifiable  to an individual  fund.
Expenses that are not readily identifiable to a specific fund will be allocated in


16



such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended February 28, 2003.

Securities lending
The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On February
28, 2003, the Fund loaned securities having a market value of $125,653 collateralized by securities in the amount of $129,109.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.
Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,358,216 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.
To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: February
28, 2009 - $332,423; February 28, 2010 - $2,211,877 and February 28, 2011 -
$813,916. Additionally, net capital losses of $193,058 attributable to security transactions incurred after October 31, 2002, are treated as arising on March 1, 2003, the first day of the Fund's next taxable year.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date.

As of February 28, 2003,  there were no  distributable  earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of



                                                                              17



the Fund. Actual results could differ from these estimates.


NOTE B
Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding any distribution and transfer agent fees, to 0.85% of the Fund's average daily net assets, at least until June 30, 2003. Accordingly, the expense reduction amounted to $60,468 for the year ended February 28, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended February 28, 2003, all sales of shares of beneficial interest were sold at net asset value. JH
Funds pays all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which has not been herein specifically allocated to the Trust.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo").
The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the daily average net asset value, plus reimbursement for certain out-of- pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated
Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen- sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred
Compen- sation Plan investments had no impact on the operations of the Fund.


NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                               YEAR ENDED 2-28-02            YEAR ENDED 2-28-03
                               SHARES       AMOUNT          SHARES         AMOUNT

Shares sold                   200,393   $1,896,635         176,866     $1,270,936
Shares repurchased           (218,180)  (2,016,744)       (231,483)    (1,756,233)
Net decrease                  (17,787)   ($120,109)        (54,617)     ($485,297)


18


NOTE D
Investment transactions

Purchases  and  proceeds  from  sales  of  securities,   other  than  short-term
securities  and  obligations  of the U.S.  government,  during  the  year  ended
February 28, 2003, aggregated $3,300,373 and $3,834,391, respectively.

The cost of  investments  owned  on  February  28,  2003,  including  short-term investments,  for federal income tax purposes was $3,009,959.  Gross  unrealized appreciation and depreciation of investments  aggregated  $179,030 and $430,561,
respectively,   resulting  in  net  unrealized  depreciation  of  $251,531.  The difference  between  book  basis and tax basis net  unrealized  depreciation  of investments  is  attributable  primarily  to the tax  deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended February 28, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $36, a decrease in accumulated net investment loss of $27,088 and a decrease in capital paid-in of $27,124. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February
28, 2003. Additional  adjustments may be needed in subsequent reporting periods.
These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of the net operating loss and the treatment of deferred compensation in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America.
The calculation of net investment loss per share in the financial highlights excludes these adjustments.


                                                                              19



---------
AUDITORS'
REPORT
---------

Report of Deloitte & Touche LLP, Independent Auditors

To The Board of Trustees and Shareholders of
John Hancock Focused Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Focused Small Cap Growth Fund (the
"Fund") as of February 28, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended
February 28, 2002 and 2003, and the financial highlights for each of the years in the five-year period ended February 28, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at February 28, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 4, 2003


20



-----------
TAX
INFORMATION
-----------

Unaudited
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid, if any, during its taxable year ended February 28, 2003.

If the Fund paid dividends during the fiscal year end, shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.



                                                                              21


----------
TRUSTEES
& OFFICERS
----------


This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES


                                                                                           NUMBER OF
NAME, AGE                                                     TRUSTEE                   JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                             OF FUND                 FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                             SINCE1                      BY TRUSTEE

----------------------------------------------------------------------------------------------------
James F. Carlin, Born: 1940                                    1995                               30
----------------------------------------------------------------------------------------------------
Director/Treasurer,   Alpha  Analytical   Laboratories
(analytical laboratory);  Part Owner and Treasurer, Lawrence
Carlin Insurance  Agency,  Inc. (since 1995); Part Owner and
Vice President,  Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996);  Director/Treasurer,  Rizzo Associates  (until
2000);   Chairman  and  CEO,   Carlin   Consolidated,   Inc.
(management/investments)   (since  1987);  Director/Partner,
Proctor   Carlin  &  Co.,  Inc.   (until   1999);   Trustee,
Massachusetts  Health and  Education Tax Exempt Trust (since
1993);  Director  of the  following:  Uno  Restaurant  Corp.
(until  2001),  Arbella  Mutual  (insurance)  (until  2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc.  (until 1999),  Carlin  Insurance  Agency,  Inc. (until
1999),  Chairman,  Massachusetts  Board of Higher  Education
(until 1999).

--------------------------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                              1995                             30
--------------------------------------------------------------------------------------------------
Former  Chancellor,  University  of Texas  System and former
President  of  the  University  of  Texas,  Austin,   Texas;
Chairman and CEO, IBT Technologies (until 2001); Director of the following: The University of Texas Investment Management
Company   (until   2000),   Hire.com   (since   2000),   STC
Broadcasting,  Inc.  and  Sunrise  Television  Corp.  (until
2001), Symtx, Inc. (since 2001),  Adorno/ Rogers Technology,
Inc. (since 2001),  Pinnacle Foods Corporation (since 2001),
rateGenius  (since 2001),  LaQuinta Motor Inns,  Inc. (hotel
management    company)    (until   1998),    Jefferson-Pilot
Corporation  (diversified  life  insurance  company)  (since
1985),  New  Century  Equity  Holdings   (formerly   Billing
Concepts) (until 2001), eCertain (until 2001),  ClassMap.com
(until 2001),  Agile Ventures  (until 2001),  LBJ Foundation
(until 2000),  Golfsmith  International,  Inc. (until 2000),
Metamor - Worldwide (until 2000);  AskRed.com  (until 2001),
Southwest  Airlines  (since 2000) and Introgen (since 2000);
Advisory  Director,  Q Investments  (since  2000);  Advisory
Director, Chase Bank (formerly Texas Commerce Bank - Austin)
(since  1988),  LIN  Television   (since  2002)  and  WilTel
Communications (since 2002).


22


--------------------------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                                     1998                             30
--------------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  R.M.  Bradley & Co.,
Inc.;  Director,  The New England Council and  Massachusetts
Roundtable;  Trustee, North Shore Medical Center;  Director,
BJ's  Wholesale  Club,  Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College.

--------------------------------------------------------------------------------------------------
Charles L. Ladner2, Born: 1938                                 1995                             30
--------------------------------------------------------------------------------------------------
Chairman and Trustee,  Dunwoody  Village,  Inc.  (retirement
services);   Senior  Vice  President  and  Chief   Financial
Officer,  UGI Corporation  (Public Utility Holding  Company)
(retired  1998);  Vice  President and Director for AmeriGas,
Inc.  (retired 1998);  Director of AmeriGas  Partners,  L.P.
(until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since
2001).

--------------------------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                                  1995                             30
--------------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  Mast Holdings,  Inc.
(since 2000);  Director and President,  Mast Holdings,  Inc.
(until 2000); Managing Director, JonJames, LLC (real estate)
(since 2001); Director, First Signature Bank & Trust Company
(until  1991);  Director,  Mast Realty Trust  (until  1994);
President, Maxwell Building Corp. (until 1991).

--------------------------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                                    1995                             30
--------------------------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps; Deputy Chief
of Staff for  Manpower  and  Reserve  Affairs,  Headquarters
Marine Corps;  Commanding  General III Marine  Expeditionary
Force/3rd Marine Division (retired 1991).

--------------------------------------------------------------------------------------------------
John P. Toolan2, Born: 1930                                    1995                             30
--------------------------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The Smith Barney
Tax-Free  Money  Funds,  Inc.,  Vantage  Money  Market Funds
(mutual   funds),   The   Inefficient-Market    Fund,   Inc.
(closed-end  investment  company)  and  Smith  Barney  Trust
Company of Florida;  Chairman,  Smith Barney  Trust  Company
(retired  1991);   Director,   Smith  Barney,  Inc.,  Mutual
Management   Company  and  Smith   Barney   Advisers,   Inc.
(investment  advisers) (retired 1991); Senior Executive Vice
President,  Director and member of the Executive  Committee,
Smith Barney, Harris Upham & Co.,  Incorporated  (investment bankers) (until 1991).


INTERESTED TRUSTEES3

NAME, AGE                                                                                NUMBER OF
POSITION(S) HELD WITH FUND                                   TRUSTEE                  JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                            OF FUND                FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                            SINCE1                     BY TRUSTEE

--------------------------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                                   2001                             61
--------------------------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer,  John
Hancock Financial Services,  Inc.; Director,  Executive Vice
President and Chief  Investment  Officer,  John Hancock Life
Insurance  Company;  Chairman of the Committee of Finance of
John Hancock Life Insurance Company;  Director, John Hancock
Subsidiaries,  LLC  ("Subsidiaries,  LLC"),  Hancock Natural
Resource Group,  Independence  Investment LLC,  Independence
Fixed Income LLC, John Hancock Advisers, LLC (the "Adviser")
and  The  Berkeley   Financial  Group,  LLC  ("The  Berkeley
Group"),  John Hancock Funds,  LLC ("John  Hancock  Funds"),
Massachusetts  Business Development  Corporation;  Director,
John Hancock  Insurance  Agency,  Inc.  ("Insurance  Agency,
Inc.") (until 1999).


                                                                              23



NAME, AGE                                                                                NUMBER OF
POSITION(S) HELD WITH FUND                                   TRUSTEE                  JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                            OF FUND                FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                            SINCE1                     BY TRUSTEE

--------------------------------------------------------------------------------------------------
Maureen R. Ford, Born: 1955                                    2000                             61
--------------------------------------------------------------------------------------------------

Trustee,  Chairman,  President and Chief  Executive  Officer
Executive Vice President,  John Hancock Financial  Services,
Inc.,  John  Hancock  Life  Insurance   Company;   Chairman,
Director, President and Chief Executive Officer, the Adviser
and The Berkeley Group;  Chairman,  Director,  President and
Chief  Executive  Officer,  John  Hancock  Funds;  Chairman,
Director  and  Chief  Executive  Officer,   Sovereign  Asset
Management Corporation ("SAMCorp.");  Director, Independence
Investment LLC, Subsidiaries, LLC, Independence Fixed Income
LLC  and   Signature   Services;   Senior  Vice   President,
MassMutual Insurance Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES


NAME, AGE
POSITION(S) HELD WITH FUND                                                                 OFFICER
PRINCIPAL OCCUPATION(S) AND OTHER                                                          OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                            SINCE

--------------------------------------------------------------------------------------------------
William L. Braman, Born: 1953                                                                 2000
--------------------------------------------------------------------------------------------------
Executive  Vice  President  and  Chief  Investment   Officer
Executive Vice President and Chief Investment  Officer,  the
Adviser  and  each  of the  John  Hancock  funds;  Director,
SAMCorp.,  Executive  Vice  President  and Chief  Investment
Officer, Baring Asset Management, London U.K. (until 2000).

--------------------------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                                  2000
--------------------------------------------------------------------------------------------------
Senior Vice  President and Chief  Financial  Officer  Senior
Vice President,  Chief Financial Officer and Treasurer,  the
Adviser,  John Hancock Funds, and The Berkeley Group; Second
Vice President and Senior  Associate  Controller,  Corporate
Tax Department, John Hancock Financial Services, Inc. (until
2001).

--------------------------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                                                 1995
--------------------------------------------------------------------------------------------------
Vice  President and  Compliance  Officer Vice  President and
Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

--------------------------------------------------------------------------------------------------
William H. King, Born: 1952                                                                   1995
--------------------------------------------------------------------------------------------------
Vice  President and Treasurer  Vice  President and Assistant
Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock  funds;  Assistant  Treasurer of each of the John Hancock funds (until 2001).

--------------------------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                                   1995
--------------------------------------------------------------------------------------------------
Senior Vice  President,  Secretary  and Chief Legal  Officer
Senior Vice  President,  Secretary and Chief Legal  Officer,
SAMCorp.,  the Adviser and each of the John  Hancock  funds,
John Hancock Funds and The Berkeley  Group;  Vice President,
Signature  Services  (until  2000),  Director,  Senior  Vice
President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

INVESTMENT ADVISER
John Hancock Advisers, LLC                                      -----------
101 Huntington Avenue                                           FOR YOUR
Boston, Massachusetts 02199-7603                                INFORMATION
                                                                -----------

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, Massachusetts 02217-1001

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

--------------------------------------------------------------------------------
                                                                 HOW TO
                                                                 CONTACT US
                                                                 ---------------


On the Internet                       www.jhfunds.com

By regular mail                       John Hancock Signature Services, Inc.
                                      1 John Hancock Way, Suite 1001
                                      Boston, MA 02217-1001

By express mail                       John Hancock Signature Services, Inc.
                                      Attn:  Mutual Fund Image Operations
                                      529 Main Street
                                      Charlestown, MA 02129

Customer service representatives      1-888-972-8696

24-hour automated information         1-800-597-1897

TDD line                              1-800-554-6713
--------------------------------------------------------------------------------

[LOGO] John Hancock

1-800-972-8696
1-800-554-6713 (TDD)
1-800-597-1897 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhancock.com/funds/edelivery


This report is for the information of the shareholders of the John Hancock Focused Small Cap Growth Fund.



                                                                     4180A  2/03
                                                                            4/03

John Hancock
Independence Diversified Core Equity
Fund II

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

ANNUAL
REPORT

2.28.03

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

Trustees & officers
page 22

For your information
page 25


Dear Fellow Shareholders,

After a robust start to 2003, the stock market quickly gave in to the continuing pressures that plagued it throughout 2002. The threat of war with Iraq increased and became a reality in mid- March. The uncertainty surrounding these and other geopolitical issues became uppermost in investors' minds and caused the market to continue the tumble that marked 2002. In the first two months of 2003, the Dow Jones Industrial Average returned -4.98%, the Standard & Poor's 500 Index lost 4.08% and the Nasdaq Composite Index was relatively flat, at 0.15%. Bonds advanced in the same period as investors sought safety.

The market's results through February 2003 matched the trend of the last three years, in which stocks lost ground every year as the economy stalled, corporate spending and profits were lackluster and investor confidence plunged amid corporate scandals. Bonds, on the other hand, outperformed stocks for a third straight year and produced positive results in 2002, while 96% of U.S. diversified stock mutual funds lost money. These results only confirm the importance of having a portfolio well diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years -- one of the longest declines in modern history -- no one can predict when the bear market cycle will turn. Currently, uncertainties abound, with ongoing concerns about the economy and the risks of war.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
above-average
total return, con-
sisting of capital
appreciation and
income, by invest-
ing in a diversified
portfolio of
primarily large-
capitalization
companies. The
portfolio's risk
profile is substan-
tially similar to
that of the
Standard & Poor's
500 Index.

Over the last twelve months

* Widespread nervousness plagued the stock market.

* Consumer, energy and utility stock selection helped Fund performance, while information technology hurt.

* Most of the Fund's lag versus the S&P 500 Index occurred in October and November.

[Bar chart with heading "John Hancock Independence Diversified Core Equity Fund II." Under the heading is a note that reads "Fund performance for the year ended February 28, 2003." The chart is scaled in increments of 5% with -25% at the bottom and 0% at the top. The first bar represents the -23.29% total return for Class A. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 holdings

 3.9%   Microsoft
 3.2%   Pfizer
 3.2%   Citigroup
 2.8%   Wal-Mart Stores
 2.3%   ExxonMobil
 2.1%   Fannie Mae
 2.0%   General Electric
 2.0%   Bank of America
 1.9%   Intel
 1.8%   Amgen

As a percentage of net assets on February 28, 2003.



MANAGERS'
REPORT

BY JOHN MONTGOMERY FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Independence Diversified
Core Equity Fund II

Investors began the last 12-month period with optimism based on the expectation of a recovery in the economy and in corporate earnings. Indeed, share prices that were bid higher during the first two months of 2002 -- especially in the technology and telecommunications sectors -- did so largely on the basis of that belief. As disappointing economic data and earnings reports persisted, however, it became clear that forecasts of a recovery had been overly optimistic, and stocks trended sharply lower until late July. Also contributing to the unfavorable environment was a series of corporate accounting scandals, a falling U.S. dollar and heightened political tension in the Middle East. These factors combined to drive the Standard & Poor's 500 Index down below 800, a level not seen since 1997.

After a short-lived relief rally that ended in August, share prices fell back in September and early October to test the July lows. At this point, modestly improving economic data and bargain hunting triggered a decent rally lasting approximately six weeks. In November the rally was helped along by the Federal Reserve Board, which cut interest rates by one half of a percentage point. However, December saw investors adopt a more cautious mood, as it became clear that the crucial holiday sales season would yield lackluster results. During the final two months of the period, the increasing threat of war with Iraq and rising crude oil prices kept many investors on the sidelines and drove others to take profits quickly.

"...the increasing threat
 of war with Iraq and
 rising crude oil prices
 kept many investors
 on the sidelines..."

PERFORMANCE SUMMARY

For the 12 months ended February 28, 2003, John Hancock Independence Diversified Core Equity Fund II had a total return of -23.29% at net asset value, slightly trailing the -22.67% return of the S&P 500 Index, but beating the -23.80% mark of the average large-cap core fund tracked by Lipper, Inc. Historical performance can be found on pages six and seven.

[A photo of John Montgomery flush right next to first paragraph.]

Most of the Fund's shortfall versus the S&P 500 occurred in October and November, when there were sharp rallies in a number of what we believe to be low-quality stocks with questionable earnings prospects that had been sold down to near-bankruptcy levels. Since the Fund emphasizes undervalued stocks of companies with improving fundamentals, we had substantial under-weightings in most of these stocks, causing us to lose ground against the benchmark. On the other hand, March through June, August and September, and December through February were all months in which the Fund performed about in line with or better than the S&P 500.

"...the Fund benefited
 from our decision to
 underweight the
 telecommunications
 services sector."

CONTRIBUTORS AND DETRACTORS

Stock selection added to the Fund's performance in the consumer discretionary, energy and utilities sectors. Retailer J.C. Penney and cable television provider Comcast were two consumer discretionary holdings that did well. Penney benefited from its successfully executed turnaround, reporting better-than-expected sales and earnings. For its part, Comcast completed an acquisition of AT&T's cable business during the period, adding to its already substantial cable holdings. In utilities, Entergy was a solid performer that benefited from investors' preference for financial stability. The regulated utility, which provides electricity to Arkansas, Louisiana, Mississippi and Texas, has a well-respected management team and delivered strong earnings growth. Energy holding Halliburton was another contributor to the Fund's performance. In December 2002, Halliburton announced an agreement in principle with plaintiffs that could lead to the settlement of all asbestos claims against the company.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 15%, the second is Computers 13%, the third Retail 9%, the fourth Finance 7% and the fifth Insurance 7%.]

Additionally, the Fund benefited from our decision to underweight the telecommunications services sector. Although we rarely make top-down decisions about a sector, the dismal supply and demand profile of the telecom services industry, together with the generally unfavorable fundamental feedback we received at the company level, prompted us to minimize our exposure to telecommunications services.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-03." The chart is divided into two sections (from top to left): Common stocks 98% and Short-term investments & other 2%.]

TECHNOLOGY HURTS MOST

Information technology was the sector that detracted most from the Fund's relative performance. Our unfavorable stock selection was evident in the performance of holdings such as Intel, Microsoft and Network Appliance. Microprocessor manufacturer Intel suffered because of weak personal computer demand, while storage provider Network Appliance was plagued by disappointing demand for its data storage devices, poor pricing and earnings shortfalls.

Stock selection also was a negative factor in the health-care sector, where King Pharmaceuticals, Pfizer and Wyeth performed poorly. In the case of King Pharmaceuticals, investors were concerned that two of the company's most profitable drugs would come off patent sooner than expected. Moreover, a number of HMOs made changes in their benefits that required members to shoulder more of the cost for drugs, resulting in weaker unit sales for pharmaceutical companies. Stock selection in the financial sector also hurt us, with Hartford Financial one of the worst performers. The diversified insurance provider suffered from slack sales of annuities as the stock market fell. Additionally, fear of large asbestos-related payouts in the company's property and casualty division hurt the stock.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is J.C. Penney followed by an up arrow with the phrase "Successful turnaround, improving earnings." The second listing is Intel followed by a down arrow with the phrase "Slack PC demand, price sensitivity for high-end processors." The third listing is King Pharmaceuticals followed by a down arrow with the phrase "Key drugs coming off patent."]

"...we continue to believe
that the balance of 2003
should offer a better
investing backdrop..."

OUTLOOK

Despite the gloom pervading Wall Street recently, our outlook is reasonably constructive. We believe that the anticipation of conflict with Iraq could prove to be worse than the actual event. Furthermore, monetary policy is already conducive to an improving stock market, with low interest rates and rapidly increasing money supply. The tax cuts favored by the Bush administration -- including eliminating double taxation of dividends -- are another factor that could help create a more friendly market environment. While we cannot be sure how many of these proposals will be voted into law, we continue to believe that the balance of 2003 should offer a better investing backdrop than we have seen in the past few years.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.



A LOOK AT
PERFORMANCE

For the period ended
February 28, 2003

The index used for
comparison is the
Standard & Poor's
500 Index, an unman-
aged index that
includes 500 widely
traded common stocks.

It is not possible to
invest directly in
an index.

                                    Class I         Index
Inception date                      3-10-95           --

Average annual returns
One year                             -23.29%      -22.67%
Three years                          -11.92%      -13.71%
Five years                            -3.68%       -2.98%
Since inception                        7.44%        8.85%

Cumulative total returns
One year                             -23.29%      -22.67%
Three years                          -31.66%      -35.76%
Five years                           -17.08%      -14.04%
Since inception                       77.26%       97.11%


Performance figures assume all distributions are reinvested. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in the Fund for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the Index and is equal to $19,711 as of February 28, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Independence Diversified Core Equity Fund II, and is equal to $17,726 as of February 28, 2003.

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class I shares as of February 28, 2003.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2003

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS 98.07%                                                                                      $59,383,773
(Cost $56,954,983)

Advertising 0.37%                                                                                             222,516
  4,200  Omnicom Group, Inc.                                                                                  222,516

Aerospace 2.49%                                                                                             1,506,652
  9,700  Boeing Co. (The)                                                                                     267,332
  4,300  Lockheed Martin Corp.                                                                                196,596
 17,800  United Technologies Corp.                                                                          1,042,724

Automobiles/Trucks 1.47%                                                                                      889,502
  4,100  BorgWarner, Inc.                                                                                     214,102
 20,000  General Motors Corp.                                                                                 675,400

Banks -- United States 4.09%                                                                                2,476,791
 17,400  Bank of America Corp.                                                                              1,204,776
  6,000  TCF Financial Corp.                                                                                  251,640
 22,500  Wells Fargo & Co.                                                                                  1,020,375

Beverages 1.75%                                                                                             1,061,540
 12,100  Anheuser-Busch Cos., Inc.                                                                            562,650
  5,800  Pepsi Bottling Group, Inc. (The)                                                                     134,850
  9,500  PepsiCo, Inc.                                                                                        364,040

Building 0.33%                                                                                                201,850
  5,500  Black & Decker Corp. (The)                                                                           201,850

Chemicals 2.59%                                                                                             1,571,174
 11,400  Air Products & Chemicals, Inc.                                                                       441,864
 16,200  Dow Chemical Co. (The)                                                                               442,260
 13,000  Praxair, Inc.                                                                                        687,050

Computers 12.63%                                                                                            7,647,148
 38,400  BMC Software, Inc.*                                                                                  744,960
 28,400  Cisco Systems, Inc.*                                                                                 397,032
 19,200  Computer Sciences Corp.*                                                                             600,192
 37,200  Dell Computer Corp.*                                                                               1,002,912
 23,000  Hewlett-Packard Co.                                                                                  364,550
 13,200  International Business Machines Corp.                                                              1,028,940
100,200  Microsoft Corp.*                                                                                   2,374,740
 34,300  Oracle Corp.*                                                                                        410,228
 21,300  SunGard Data Systems, Inc.*                                                                          419,184
 14,600  Yahoo! Inc.*                                                                                         304,410

Cosmetics & Personal Care 1.42%                                                                               859,530
 10,500  Procter & Gamble Co. (The)                                                                           859,530

Electronics 5.84%                                                                                           3,535,476
 39,200  Applied Materials, Inc.*                                                                             508,816
 51,200  General Electric Co.                                                                               1,231,360
 66,400  Intel Corp.                                                                                        1,145,400
 38,800  Texas Instruments, Inc.                                                                              649,900

Finance 7.48%                                                                                               4,531,271
 20,700  American Express Co.                                                                                 695,106
 19,000  Charter One Financial, Inc.                                                                          549,290
 58,100  Citigroup, Inc.                                                                                    1,937,054
 14,100  Merrill Lynch & Co., Inc.                                                                            480,528
 16,000  Morgan Stanley                                                                                       589,600
  8,100  Washington Mutual, Inc.                                                                              279,693

Food 2.29%                                                                                                  1,386,440
 30,800  Archer Daniels Midland Co.                                                                           335,720
 24,000  Kraft Foods, Inc. (Class A)                                                                          710,640
  6,000  Unilever NV, American Depositary Receipts (ADR) (Netherlands)                                        340,080

Insurance 7.13%                                                                                             4,314,906
 15,200  American International Group, Inc.                                                                   749,208
 21,000  Hartford Financial Services Group, Inc. (The)                                                        758,730
 36,300  MetLife, Inc.                                                                                        949,971
  9,400  PMI Group, Inc. (The)                                                                                254,740
 18,300  Prudential Financial, Inc.                                                                           549,549
 10,000  Radian Group, Inc.                                                                                   348,700
 30,000  Travelers Property Casualty Corp. (Class B)*                                                         477,000
  3,200  XL Capital Ltd. (Class A) (Bermuda)                                                                  227,008

Leisure 1.01%                                                                                                 610,789
  7,100  Harley-Davidson, Inc.                                                                                281,089
 30,000  Hilton Hotels Corp.                                                                                  329,700

Manufacturing 2.09%                                                                                         1,262,065
 14,500  Danaher Corp.                                                                                        942,790
  4,500  Eaton Corp.                                                                                          319,275

Media 3.54%                                                                                                 2,146,284
 29,400  Comcast Corp. (Class A)*+                                                                            859,068
 34,100  Walt Disney Co. (The)                                                                                581,746
 19,000  Viacom, Inc. (Class B)*                                                                              705,470

Medical 14.60%                                                                                              8,841,494
 19,700  Amgen, Inc.*                                                                                       1,076,408
  5,000  Anthem, Inc.*                                                                                        298,050
  6,100  Boston Scientific Corp.*                                                                             269,437
  6,200  Forest Laboratories, Inc.*                                                                           308,760
 11,300  Genzyme Corp.*                                                                                       352,334
 20,200  HCA, Inc.                                                                                            833,048
 19,800  Johnson & Johnson                                                                                  1,038,510
 26,200  King Pharmaceuticals, Inc.*                                                                          438,850
 18,900  Merck & Co., Inc.                                                                                    996,975
 65,000  Pfizer, Inc.                                                                                       1,938,300
 13,100  Pharmacia Corp.                                                                                      541,292
  7,800  Shire Pharmaceuticals Group Plc* (ADR) (United Kingdom)                                              122,702
  6,100  St. Jude Medical, Inc. *                                                                             278,648
  4,200  UnitedHealth Group, Inc.                                                                             348,180

Mortgage Banking 2.13%                                                                                      1,288,410
 20,100  Fannie Mae                                                                                         1,288,410

Oil & Gas 6.62%                                                                                             4,009,847
  6,300  Apache Corp.                                                                                         411,264
  8,000  BP Plc (ADR) (United Kingdom)                                                                        304,880
 15,400  ChevronTexaco Corp.                                                                                  988,218
 10,000  Cooper Cameron Corp.*                                                                                520,000
 40,200  Exxon Mobil Corp.                                                                                  1,367,604
 12,800  Halliburton Co.                                                                                      259,328
  7,900  Ocean Energy, Inc.                                                                                   158,553

Paper & Paper Products 1.62%                                                                                  982,529
 20,300  International Paper Co.                                                                              711,109
 20,500  Smurfit-Stone Container Corp.*                                                                       271,420

Retail 8.73%                                                                                                5,286,638
  5,600  AutoZone, Inc.*                                                                                      368,480
  5,200  CDW Computer Centers, Inc.*                                                                          227,032
 15,000  Darden Restaurants, Inc.                                                                             267,150
 17,700  Kohl's Corp.*                                                                                        865,530
 20,000  Lowe's Cos., Inc.                                                                                    786,000
 25,600  Penney (J.C.) Co., Inc.                                                                              508,160
 17,200  Staples, Inc.*                                                                                       297,732
 18,000  TJX Cos., Inc. (The)                                                                                 289,260
 34,900  Wal-Mart Stores, Inc.                                                                              1,677,294

Shoes & Related Apparel 0.60%                                                                                 361,686
  7,800  Nike, Inc. (Class B)                                                                                 361,686

Telecommunications 2.74%                                                                                    1,657,694
 19,000  AT&T Corp.                                                                                           352,260
 20,700  SBC Communications, Inc.                                                                             430,560
 25,300  Verizon Communications, Inc.                                                                         874,874

Tobacco 1.55%                                                                                                 938,539
 16,600  Altria Group, Inc.                                                                                   641,590
 10,300  UST, Inc.                                                                                            296,949

Transportation 0.36%                                                                                          217,566
  8,100  CSX Corp.                                                                                            217,566

Utilities 2.60%                                                                                             1,575,436
 20,900  Entergy Corp.                                                                                        951,995
 22,100  Southern Co. (The)                                                                                   623,441

ISSUER, DESCRIPTION,                                                         INTEREST        PAR VALUE
MATURITY DATE                                                                RATE           (000s OMITTED)      VALUE
SHORT-TERM INVESTMENTS 4.22%                                                                               $2,552,755
(Cost $2,552,755)

Joint Repurchase Agreement 3.80%
Investment in a joint repurchase agreement transaction with State
  Street Bank & Trust Co. -- Dated 02-28-03 due 03-03-03
  (Secured by U.S. Treasury Bonds 7.250% due 05-15-16 and
  7.125% due 02-15-23, U.S. Treasury Note 1.500% due
  02-28-05, U.S. Treasury Inflation Indexed Bond 3.875%
  due 04-15-29, U.S. Treasury Inflation Indexed Notes 3.375%
  due 01-15-07 and 4.250% due 01-15-10)                                          1.31%       $2,301         2,301,000

                                                                                             SHARES
Cash Equivalents 0.42%
AIM Cash Investment Trust**                                                                 251,755           251,755

TOTAL INVESTMENTS 102.29%                                                                                 $61,936,528

OTHER ASSETS AND LIABILITIES, NET (2.29%)                                                                 ($1,383,640)

TOTAL NET ASSETS 100.00%                                                                                  $60,552,888

 + All or a portion of this security is on loan as of February 28, 2003.

 * Non-income-producing security.

** Represents investment of securities lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.


ASSETS AND
LIABILITIES

February 28, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes as well
as the net asset
value per share.

ASSETS
Investments at value (cost $59,507,738) including
  $246,819 of securities loaned                                   $61,936,528
Cash                                                                      986
Receivable for shares sold                                          1,011,235
Dividends and interest receivable                                     105,797
Other assets                                                           61,941

Total assets                                                       63,116,487

LIABILITIES
Payable for investments purchased                                   2,167,078
Payable for shares repurchased                                            450
Payable for securities on loan                                        251,755
Payable to affiliates                                                  26,848
Other payables and accrued expenses                                   117,468

Total liabilities                                                   2,563,599

NET ASSETS
Capital paid-in                                                    61,719,971
Accumulated net realized loss on investments                       (3,664,763)
Net unrealized appreciation of investments                          2,428,790
Accumulated net investment income                                      68,890

Net assets                                                        $60,552,888

NET ASSET VALUE PER SHARE
Based on 12,318,821 shares outstanding                                  $4.92

See notes to
financial statements.



OPERATIONS

For the year ended
February 28, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $11,584)            $1,039,076
Interest (including securities lending income of $4,477)               28,326

Total investment income                                             1,067,402

EXPENSES
Investment management fee                                             353,818
Transfer agent fee                                                     77,848
Auditing fee                                                           30,300
Accounting and legal services fee                                      20,591
Custodian fee                                                          19,810
Printing                                                                8,684
Registration and filing fee                                             6,188
Trustees' fee                                                           3,721
Miscellaneous                                                           3,126
Legal fee                                                                 985
Interest expense                                                          129

Total expenses                                                        525,200

Net investment income                                                 542,202

REALIZED AND UNREALIZED LOSS

Net realized loss on investments                                   (3,604,224)
Change in net unrealized appreciation
  (depreciation) of investments                                   (15,702,375)

Net realized and unrealized loss                                  (19,306,599)

Decrease in net assets from operations                           ($18,764,397)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                        2-28-02       2-28-03

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                                  $752,874      $542,202

Net realized gain (loss)                                575,784    (3,604,224)
Change in net unrealized
  appreciation (depreciation)                       (12,198,547)  (15,702,375)

Decrease in net assets
  from operations                                   (10,869,889)  (18,764,397)

Distributions to shareholders
From net investment income                             (876,035)     (533,023)
From net realized gain                              (18,249,169)     (347,849)
                                                    (19,125,204)     (880,872)
From Fund share transactions                        (30,002,973)   (6,798,473)

NET ASSETS
Beginning of period                                 146,994,696    86,996,630

End of period 1                                     $86,996,630   $60,552,888

1 Accumulated net investment income of $59,414 and $68,890, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           2-28-99     2-29-00     2-28-01     2-28-02     2-28-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $15.34      $15.69      $14.23       $8.91       $6.50
Net investment income 1                                   0.12        0.09        0.09        0.05        0.04
Net realized and unrealized
  gain (loss) on investments                              2.76        0.34       (0.29)      (0.75)      (1.55)
Total from
  investment operations                                   2.88        0.43       (0.20)      (0.70)      (1.51)
Less distributions
From net investment income                               (0.14)      (0.09)      (0.10)      (0.06)      (0.04)
From net realized gain                                   (2.39)      (1.80)      (5.02)      (1.65)      (0.03)
                                                         (2.53)      (1.89)      (5.12)      (1.71)      (0.07)
Net asset value,
  end of period                                         $15.69      $14.23       $8.91       $6.50       $4.92
Total return 2 (%)                                       18.98        1.99       (2.68)      (8.46) 3   (23.29)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $552        $426        $147         $87         $61
Ratio of expenses
  to average net assets (%)                               0.63        0.64        0.67        0.70        0.74
Ratio of adjusted expenses
  to average net assets 4 (%)                               --          --          --        0.70          --
Ratio of net investment income
  to average net assets (%)                               0.76        0.57        0.61        0.64        0.77
Portfolio turnover (%)                                      55          69          56          52          72

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment.

3 Total return would have been lower had certain expenses not been reduced during the period shown.

4 Does not take into consideration expense reductions during the period shown.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Independence Diversified Core Equity Fund II (the "Fund") is a separate portfolio of John Hancock Institutional Series Trust (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek above-average total return consisting of capital appreciation and income.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended February 28, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On February 28, 2003, the Fund loaned securities having a market value of $246,819 collateralized by cash in the amount of $251,755. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $1,722,374 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires February 28, 2011. Net capital losses of $1,907,252 that are attributable to security transactions incurred after October 31, 2002, are treated as arising on March 1, 2003, the first day of the Fund's next taxable year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. During the year ended February 28, 2003, the tax character of distributions paid was as follows: ordinary income $533,023 and long-term capital gains $347,849. As of February 28, 2003, the components of distributable earnings on a tax basis included $106,493 of undistributed ordinary income. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the Fund's average daily net asset value up to $1 billion and
(b) 0.45% of such assets in excess of $1 billion. The Adviser has a subadvisory agreement with Independence Investment LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICO"). The Fund is not responsible for payment of the subadvisory fees.

The Adviser had agreed to limit the Fund's expenses to 0.70% of the average daily net assets. This limitation was terminated effective June 30, 2002. For the year ended February 28, 2003, there were no reductions in the Fund's expenses.

The Fund has a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended February 28, 2003, all sales of shares of beneficial interest were sold at net asset value. JH Funds pays all expenses of printing prospectuses and other sales literature, all fees in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund common share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 2-28-02            YEAR ENDED 2-28-03
                              SHARES          AMOUNT        SHARES          AMOUNT
Shares sold                7,282,523     $63,436,460     1,965,512     $10,992,475
Distributions reinvested   2,822,796      19,092,604       133,141         729,563
Shares repurchased       (13,217,313)   (112,532,037)   (3,169,286)    (18,520,511)
Net decrease              (3,111,994)   ($30,002,973)   (1,070,633)    ($6,798,473)


NOTE D
Investment transactions

Purchases and proceeds from sales of securities other than short-term securities and obligations of the U.S. government, during the year ended February 28, 2003, aggregated $50,214,938 and $57,624,384, respectively.

The cost of investments owned on February 28, 2003, including short-term investments, for federal income tax purposes was $59,542,878. Gross unrealized appreciation and depreciation of investments aggregated $7,629,869 and $5,236,219, respectively, resulting in net unrealized appreciation of $2,393,650. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended February 28, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $719, an increase in accumulated net investment income of $297 and a decrease in capital paid-in of $1,016. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February 28, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income per share in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

To The Board of Trustees and Shareholders of John Hancock Independence Diversified Core Equity Fund II

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Independence Diversified Core Equity Fund II (the "Fund") as of February 28, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended February 28, 2003 and 2002, and the financial highlights for each of the years in the five-year period ended February 28, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at February 28, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 4, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid during its taxable year ended February 28, 2003.

The Fund has designated distributions to shareholders of $347,849 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 28, 2003, 100% of the dividends qualify for the corporate dividends-received deduction.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin, Born: 1940                                                                 1995                30
Director/Treasurer, Alpha Analytical Laboratories (analytical laboratory);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director/Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director/Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc. (until 1999), Carlin Insurance Agency, Inc. (until 1999), Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1995                30
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), LaQuinta Motor Inns, Inc. (hotel management company)
(until 1998), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  1995                30
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College.

Charles L. Ladner 2, Born: 1938                                                             1995                30
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1995                30
Chairman and Chief Executive Officer, Mast Holdings, Inc. (since 2000);
Director and President, Mast Holdings, Inc. (until 2000); Managing
Director, JonJames, LLC (real estate) (since 2001); Director, First Signature
Bank & Trust Company (until 1991); Director, Mast Realty Trust (until
1994); President, Maxwell Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1995                30
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan 2, Born: 1930                                                                1995                30
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company) and Smith
Barney Trust Company of Florida; Chairman, Smith Barney Trust Company
(retired 1991); Director, Smith Barney, Inc., Mutual Management Company
and Smith Barney Advisers, Inc. (investment advisers) (retired 1991); Senior
Executive Vice President, Director and member of the Executive Committee,
Smith Barney, Harris Upham & Co., Incorporated (investment bankers) (until 1991).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC ("Subsidiaries, LLC"), Hancock
Natural Resource Group, Independence Investment LLC, Independence
Fixed Income LLC, John Hancock Advisers, LLC (the "Adviser") and
The Berkeley Financial Group, LLC ("The Berkeley Group"), John
Hancock Funds, LLC ("John Hancock Funds"), Massachusetts Business
Development Corporation; Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, Independence Fixed Income LLC and
Signature Services; Senior Vice President, MassMutual Insurance Co.
(until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London U.K. (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1995
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1995
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1995
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000), Director, Senior Vice President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

INVESTMENT SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, Massachusetts 02217-1001

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1001
                                       Boston, MA 02217-1001

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-888-972-8696

24-hour automated information          1-800-597-1897

TDD line                               1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-888-972-8696
1-800-554-6713 (TDD)
1-800-597-1897 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Independence Diversified Core Equity Fund II.

4250A     2/03
          4/03